Reportable Segments	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Reportable Segments
17) REPORTABLE SEGMENTS
The following tables set forth the Company’s financial performance by reportable segment. The Company’s operating segments, which are the same as its reportable segments, have been determined in accordance with the Company’s internal management structure, which is organized based upon products and services.

Year Ended December 31,	2017	2016	2015
Revenues:
Entertainment	$9,164	$8,877	$8,438
Cable Networks	2,501	2,160	2,242
Publishing	830	767	780
Local Media	1,668	1,779	1,592
Corporate/Eliminations	(471)	(417)	(381)
Total Revenues	$13,692	$13,166	$12,671

Revenues generated between segments primarily reflect advertising sales, television and feature film license fees and station affiliation fees. These transactions are recorded at market value as if the sales were to third parties and are eliminated in consolidation.

Year Ended December 31,	2017	2016	2015
Intercompany Revenues:
Entertainment	$480	$434	$384
Cable Networks	1	1	—
Local Media	13	8	9
Total Intercompany Revenues	$494	$443	$393

The Company presents operating income (loss) excluding restructuring charges, merger and acquisition-related costs, and other operating items, net, each where applicable, (“Segment Operating Income”) as the primary measure of profit and loss for its operating segments (“segment profit measure”) in accordance with FASB guidance for segment reporting. The Company believes the presentation of Segment Operating Income is relevant and useful for investors because it allows investors to view segment performance in a manner similar to the primary method used by the Company’s management and enhances their ability to understand the Company’s operating performance.

Year Ended December 31, (a)	2017	2016	2015
Segment Operating Income (Loss):
Entertainment	$1,573	$1,533	$1,302
Cable Networks	1,004	965	949
Publishing	136	122	115
Local Media	497	622	488
Corporate	(305)	(311)	(264)
Total Segment Operating Income	2,905	2,931	2,590
Restructuring and merger and acquisition-related costs	(63)	(38)	(45)
Other operating items, net	19	9	139
Operating income	2,861	2,902	2,684
Interest expense	(457)	(411)	(392)
Interest income	64	32	24
Loss on early extinguishment of debt	(49)	—	—
Pension settlement charges	(352)	(211)	—
Other items, net	(88)	(82)	(52)
Earnings from continuing operations before income taxes and equity in loss of investee companies	1,979	2,230	2,264
Provision for income taxes	(633)	(628)	(676)
Equity in loss of investee companies, net of tax	(37)	(50)	(34)
Net earnings from continuing operations	1,309	1,552	1,554
Net loss from discontinued operations, net of tax	(952)	(291)	(141)
Net earnings	$357	$1,261	$1,413

(a) During the first quarter of 2018, the Company adopted amended FASB guidance on the presentation of net benefit cost. As a result, the components of net benefit cost other than the service cost component are presented in the statement of operations below the subtotal of operating income. All prior periods have been recast to conform to this presentation.

Year Ended December 31,	2017	2016	2015
Depreciation and Amortization:
Entertainment	$115	$117	$126
Cable Networks	23	23	23
Publishing	6	6	6
Local Media	45	44	48
Corporate	34	35	32
Total Depreciation and Amortization	$223	$225	$235

Year Ended December 31,	2017	2016	2015
Stock-based Compensation:
Entertainment	$66	$61	$61
Cable Networks	12	12	11
Publishing	5	4	4
Local Media	12	12	11
Corporate	84	76	70
Total Stock-based Compensation	$179	$165	$157

Year Ended December 31,	2017	2016	2015
Capital Expenditures:
Entertainment	$98	$98	$99
Cable Networks	20	19	18
Publishing	5	9	10
Local Media	32	37	28
Corporate	30	33	16
Total Capital Expenditures	$185	$196	$171

At December 31,	2017	2016
Assets:
Entertainment	$12,626	$11,262
Cable Networks	2,878	2,618
Publishing	906	880
Local Media	4,042	4,065
Corporate/Eliminations	378	817
Discontinued operations	13	4,596
Total Assets	$20,843	$24,238

Year Ended December 31,	2017	2016	2015
Revenues by Type:
Advertising	$5,753	$6,288	$5,824
Content licensing and distribution	3,952	3,673	3,903
Affiliate and subscription fees	3,758	2,978	2,724
Other	229	227	220
Total Revenues	$13,692	$13,166	$12,671

Year Ended December 31,	2017	2016	2015
Revenues: (a)
United States	$11,675	$11,317	$10,667
International	2,017	1,849	2,004
Total Revenues	$13,692	$13,166	$12,671

(a) Revenue classifications are based on customers’ locations.

At December 31,	2017	2016
Long-lived Assets: (a)
United States	$13,699	$17,476
International	495	407
Total Long-lived Assets	$14,194	$17,883

(a) Reflects total assets from both continuing and discontinued operations less current assets, investments and noncurrent deferred tax assets.

Transactions within the Company between the United States and international regions were not significant.